EQUITY (Details) - Schedule of movement of retained earnings - Retained Earnings [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY (Details) - Schedule of movement of retained earnings [Line Items]
Opening balance	$ (8,841,106)	$ (4,193,615)	$ 352,272
Result for the year	1,339,210	(4,647,491)	(4,545,887)
Dividends
Closing balance	$ (7,501,896)	$ (8,841,106)	$ (4,193,615)